Equity - Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Equity - Reserves [Abstract]
Schedule of Equity Reserves
	Consolidated
	As of December 31,	As of December 31,	As of December 31,
	2024	2023	2022
	$	$	$

Foreign currency reserve	(2,162,530)	(2,054,228)	(1,632,532)
Re-measurements of defined benefit plans reserve	(72,826)	(90,686)	(96,953)

	(2,235,356)	(2,144,914)	(1,729,485)

Schedule of Movements in Class of Reserve

Movements in each class of reserve during the current and previous financial year are set out below:

	Re-measurement of defined benefit plans	Foreign currency
	reserve	reserve	Total
Consolidated	$	$	$

Balance at January 1, 2022	(369,811)	(858,881)	(1,228,692)
Re-measurement of defined benefit plans	272,858	-	272,858
Re-allocation between accumulated losses and foreign currency reserve	-	(653,063)	(653,063)
Translation adjustment due to change in presentation currency	-	(120,588)	(120,588)

Balance at December 31, 2022	(96,953)	(1,632,532)	(1,729,485)
Re-measurement of defined benefit plans	6,267	-	6,267
Re-allocation between accumulated losses and foreign currency reserve	-	(332,597)	(332,597)
Translation adjustment due to change in presentation currency	-	(89,099)	(89,099)

Balance at December 31, 2023	(90,686)	(2,054,228)	(2,144,914)
Re-measurement of defined benefit plans	17,860	-	17,860
Re-allocation between accumulated losses and foreign currency reserve	-	(108,302)	(108,302)

Balance at December 31, 2024	(72,826)	(2,162,530)	(2,235,356)